Document and Entity Information	Jan. 02, 2020
Cover [Abstract]
Entity Registrant Name	PEABODY ENERGY CORP
Amendment Flag	true
Entity Central Index Key	0001064728
Document Type	8-K/A
Document Period End Date	Jan. 02, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	1-16463
Entity Tax Identification Number	13-4004153
Entity Address, Address Line One	701 Market Street
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63101-1826
City Area Code	314
Local Phone Number	342-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BTU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On January 8, 2020, Peabody Energy Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) to report, among other things, the appointment of Mark Spurbeck as Interim Chief Financial Officer of the Company. At the time of the filing of the Original Report, Mr. Spurbeck’s compensation in connection with his appointment as Interim Chief Financial Officer had not been finalized. The Company is filing this Form 8-K/A as an amendment to the Original Report to disclose details of Mr. Spurbeck’s compensation in connection with his appointment as Interim Chief Financial Officer.